Revenue - Summary of Revenue (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenue [line items]
Total Revenue	€ 31,448	€ 21,915	[1]	€ 2,510	[1]
Up-front payment amortization [member]
Revenue [line items]
Total Revenue	17,686	14,933		14
R&D cost reimbursement and milestone [member]
Revenue [line items]
Total Revenue	13,566	5,787		1,109
Revenue from contracts with customers [member]
Revenue [line items]
Total Revenue	31,252	20,720		1,123
Income from grants on research projects [member]
Revenue [line items]
Total Revenue	€ 196	€ 1,195		€ 1,387

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.